Note 7 - Other Equity - Stock Option Fair Value Assumptions (Details) - USD ($)	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Statement Line Items [Line Items]
Weighted average risk-free interest rate	2.43%	1.27%
Expected dividend yield
Weighted average expected volatility	93.40%	98.40%
Weighted average expected life of options (in years)	5	5
Weighted average grant date fair value	$ 2.23	$ 0.84